Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares
Primary beneficiary amount	$ 53,671	¥ 375,318		¥ 307,135
Ordinary shares, shares authorized	1,500,000,000	1,500,000,000
Common Class A [Member]
Ordinary shares , par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000		1,268,785,000
Ordinary shares, shares issued	648,711,860	648,711,860		838,962,260
Ordinary shares, shares outstanding	602,098,350	602,098,350		755,676,810
Common Class B [Member]
Ordinary shares , par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	231,215,000	231,215,000		231,215,000
Ordinary shares, shares issued	231,215,000	231,215,000		231,215,000
Ordinary shares, shares outstanding	231,215,000	231,215,000		231,215,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Primary beneficiary amount | ¥		¥ 315,700		¥ 248,100